Consolidated Statement of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Share capital	Additional paid in capital	Other comprehensive (loss) income	Deficit
Balance at Dec. 31, 2015	$ 20,996	$ 177,206	$ 20,517	$ (7,778)	$ (168,949)
Balance (in shares) at Dec. 31, 2015		147,331
Net loss for the period	(3,695)	$ 0	0	0	(3,695)
Foreign currency translation	1,176	0	0	1,176	0
Stock-based compensation	60	0	60	0	0
Issuance of share capital - stock options	54	$ 112	(58)	0	0
Issuance of share capital - stock options (in shares)		585
Issuance of share capital - Sandstorm	1,337	$ 1,337	0	0	0
Issuance of share capital - Sandstorm (in shares)		5,129
Balance at Sep. 30, 2016	19,928	$ 178,655	20,519	(6,602)	(172,644)
Balance (in shares) at Sep. 30, 2016		153,045
Balance at Dec. 31, 2016	19,489	$ 179,299	20,863	(7,061)	(173,612)
Balance (in shares) at Dec. 31, 2016		153,045
Net loss for the period	(2,054)	$ 0	0	0	(2,054)
Foreign currency translation	(2,505)	0	0	(2,505)	0
Stock-based compensation	191	0	191	0	0
Transfer of net assets to Mason	(44,214)	(44,214)	0	14,772	(14,772)
Issuance of share capital - inducement bonus shares	47	$ 47	0	0	0
Issuance of share capital - inducement bonus shares (in shares)		100
Issuance of share capital - private placement	5,038	$ 3,909	1,129	0	0
Issuance of share capital - private placement (in shares)		18,529
Issuance of share capital - stock options	199	$ 648	(449)	0	0
Issuance of share capital - stock options (in shares)		1,899
Balance at Sep. 30, 2017	$ (23,809)	$ 139,689	$ 21,734	$ 5,206	$ (190,438)
Balance (in shares) at Sep. 30, 2017		173,573